                                                     REGISTRATION NO. 333-81501
                                                     REGISTRATION NO. 811-01705
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                [X]
                      POST-EFFECTIVE AMENDMENT NO. 33              [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            [X]
                             AMENDMENT NO. 359                     [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [X]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_]On __________ pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 33 ("PEA") to the Form N-4 Registration
Statement No. 333-81501 ("Registration Statement") of AXA Equitable Life
Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement and Part C. This
Post-Effective Amendment No. 33 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 32, filed on
April 17, 2018.

AXA Equitable Life Insurance Company

Supplement dated August 15, 2018 to the Current Prospectus for EQUI-VEST® (Series 800)

This Supplement modifies certain information in the above-referenced current prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding new investment options being added to your contract. Please note the following changes:

(1)	New Variable Investment Options

Effective on or about October 22, 2018, subject to regulatory approval, the following variable investment options will become available under your contract:

•	1290 VT Convertible Securities

•	1290 VT Low Volatility Global Equity

•	1290 VT Micro Cap

•	EQ/American Century Mid Cap Value

•	EQ/Franklin Rising Dividends

(2)	Portfolios of the Trusts

Effective on or about October 22, 2018, subject to regulatory approval, the following information is added under “Portfolios of the Trusts” in “Contract features and benefits” in your Prospectus:

EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (or Sub-Adviser(s), as applicable)	Volatility Management
1290 VT CONVERTIBLE SECURITIES	Seeks a high level of total return.	• AXA Equitable Funds Management Group, LLC • Palisade Capital Management, L.L.C.
1290 VT LOW VOLATILITY GLOBAL EQUITY	Seeks long-term capital appreciation with lower absolute volatility than the broad equity markets.	• AXA Equitable Funds Management Group, LLC
1290 VT MICRO CAP	Seeks to achieve long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Lord, Abbett & Co. LLC
EQ/AMERICAN CENTURY MID CAP VALUE	Seeks to achieve long-term capital growth. Income is a secondary objective.	• AXA Equitable Funds Management Group, LLC • American Century Investment Management, Inc.
EQ/FRANKLIN RISING DIVIDENDS	Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	• AXA Equitable Funds Management Group, LLC • Franklin Advisers, Inc.

IM-97-18 (8.18)
Inforce	catalog no. 158937 (8.18)
SAR Mail	#585087

(3)	Classifying the new Variable Investment Options

The following variable investment options are considered listed in “A” in the investment options chart in “Selecting your investment method – Variable investment options — A” in “Contract features and benefits” in your Prospectus:

•	1290 VT Convertible Securities

•	1290 VT Low Volatility Global Equity

•	1290 VT Micro Cap

•	EQ/American Century Mid Cap Value

•	EQ/Franklin Rising Dividends

EQUI-VEST® is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.

1290 Avenue of the Americas, New York, NY 10104.

Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104

(212) 554-1234

AXA Equitable Life Insurance Company

Supplement dated August 15, 2018 to the Current Prospectus for EQUI-VEST® (Series 801)

This Supplement modifies certain information in the above-referenced current prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding new investment options being added to your contract. Please note the following changes:

(1)	New Variable Investment Options

Effective on or about October 22, 2018, subject to regulatory approval, the following variable investment options will become available under your contract:

•	1290 VT Convertible Securities

•	1290 VT Low Volatility Global Equity

•	1290 VT Micro Cap

•	EQ/American Century Mid Cap Value

•	EQ/Franklin Rising Dividends

(2)	Portfolios of the Trusts

Effective on or about October 22, 2018, subject to regulatory approval, the following information is added under “Portfolios of the Trusts” in “Contract features and benefits” in your Prospectus:

EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (or Sub-Adviser(s), as applicable)	Volatility Management
1290 VT CONVERTIBLE SECURITIES	Seeks a high level of total return.	• AXA Equitable Funds Management Group, LLC • Palisade Capital Management, L.L.C.
1290 VT LOW VOLATILITY GLOBAL EQUITY	Seeks long-term capital appreciation with lower absolute volatility than the broad equity markets.	• AXA Equitable Funds Management Group, LLC
1290 VT MICRO CAP	Seeks to achieve long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Lord, Abbett & Co. LLC
EQ/AMERICAN CENTURY MID CAP VALUE	Seeks to achieve long-term capital growth. Income is a secondary objective.	• AXA Equitable Funds Management Group, LLC • American Century Investment Management, Inc.
EQ/FRANKLIN RISING DIVIDENDS	Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	• AXA Equitable Funds Management Group, LLC • Franklin Advisers, Inc.

IM-98-18 (8.18)
Inforce/NewBiz	catalog no.158938 (8.18)
SAR Mail	#598491

(3)	Classifying the new Variable Investment Options

The following variable investment options are considered listed in “A” in the investment options chart in “Selecting your investment method — Variable investment options — A” in “Contract features and benefits” in your Prospectus:

•	1290 VT Convertible Securities

•	1290 VT Low Volatility Global Equity

•	1290 VT Micro Cap

•	EQ/American Century Mid Cap Value

•	EQ/Franklin Rising Dividends

EQUI-VEST® is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.

1290 Avenue of the Americas, New York, NY 10104.

Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104

(212) 554-1234

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a)    The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance
         Company and Separate Account A are included in the Statements of
         Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by
                paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                (a)    Resolutions of the Board of Directors of The Equitable
                       Life Assurance Society of the United States
                       ("Equitable") authorizing the establishment of the
                       Registrant, incorporated herein by reference to Exhibit
                       No. 1(a) to Registration Statement File No. 2-30070,
                       originally filed on October 27, 1987, refiled
                       electronically on July 10, 1998.

                (b)    Resolutions of the Board of Directors of Equitable dated
                       October 16, 1986 authorizing the reorganization of
                       Separate Accounts A, C, D, E, J and K into one
                       continuing separate account, incorporated herein by
                       reference to Exhibit No. 1(b) to Registration Statement
                       File No. 2-30070 on Form N-4, originally filed on
                       April 24, 1995, refiled electronically on July 10, 1998.

         2.     Custodial Agreements. Not applicable.

         3.     Underwriting Contracts.

                (a)    Distribution Agreement for services by The Equitable
                       Life Assurance Society of the United States to AXA
                       Network, LLC and its subsidiaries dated January 1, 2000
                       previously filed with this Registration Statement (File
                       No. 333-81501) on April 19, 2001.

                (b)    Transition Agreement for services by AXA Network LLC and
                       its subsidiaries to The Equitable Life Assurance Society
                       of the United States dated January 1, 2000 previously
                       filed with this Registration Statement (File
                       No. 333-81501) on April 19, 2001.

                (c)    Distribution Agreement, dated as of January 1, 1998 by
                       and between The Equitable Life Assurance Society of the
                       United States for itself and as depositor on behalf of
                       the Equitable Life separate accounts and Equitable
                       Distributors, Inc., incorporated herein by reference to
                       the Registration Statement filed on Form N-4 (File No.
                       333-64749) filed on August 5, 2011.

                (c)(i) First Amendment dated as of January 1, 2001 to the
                       Distribution Agreement dated as of January 1, 1998
                       between The Equitable Life Assurance Society of the
                       United States for itself and as depositor on behalf of
                       the Equitable Life separate accounts and Equitable
                       Distributors, Inc., incorporated herein by reference to
                       the Registration Statement filed on Form N-4 (File No.
                       333-127445) filed on August 11, 2005.

                                      C-1

                (c)(ii)Second Amendment dated as of January 1, 2012 to the
                       Distribution Agreement dated as of January 1, 1998
                       between AXA Equitable Life Insurance Company and AXA
                       Distributors, LLC, incorporated herein by reference to
                       the Registration Statement filed on Form N-4 (File No.
                       333-05593) filed on April 24, 2012.

               (c)(iii)Third Amendment dated as of November 1, 2014 to the
                       Distribution Agreement dated as of January 1, 1998
                       between AXA Equitable Life Insurance Company and AXA
                       Distributors, LLC, incorporated herein by reference to
                       the Registration Statement filed on Form N-4 (File
                       No. 2-30070) on April 19, 2016.

                (d)    General Agent Sales Agreement dated January 1, 2000
                       between The Equitable Life Assurance Society of the
                       United States and AXA Network, LLC and its subsidiaries,
                       incorporated herein by reference to Exhibit 3(h) to the
                       Registration Statement on Form N-4, (File No. 2-30070),
                       filed April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The
                       Equitable Life Assurance Society of the United States
                       and AXA Network, LLC and its subsidiaries, incorporated
                       herein by reference to the Registration Statement on
                       Form N-4, (File No. 333-05593), filed April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The
                       Equitable Life Assurance Society of the United States
                       and AXA Network, LLC and its subsidiaries, incorporated
                       herein by reference to the Registration Statement on
                       Form N-4, (File No. 333-05593), filed April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between The Equitable Life Assurance Society of the
                       United States and AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-127445), filed on
                       August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between The Equitable Life Assurance Society of the
                       United States and AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-127445), filed on
                       August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between The Equitable Life Assurance Society of the
                       United States and AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-05593), filed on
                       April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1,
                       2000 by and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 333-05593),
                       filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1,
                       2000 by and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

                                      C-2

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1,
                       2000 by and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between AXA Life Insurance Company (formerly known as
                       The Equitable Life Assurance Society of the United
                       States) and AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to the Registration
                       Statement filed on Form N-4 (File No. 333-05593) filed
                       on April 24, 2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013, to General
                       Agent Sales Agreement dated as of January 1, 2000, by
                       and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 333-178750)
                       filed on October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1,
                       2000, by and between AXA Equitable Life Insurance
                       Company (formerly known as The Equitable Life Assurance
                       Society of the United States) and AXA Network, LLC and
                       its subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 333-178750)
                       filed on October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1,
                       2000, by and between AXA Equitable Life Insurance
                       Company (formerly known as The Equitable Life Assurance
                       Society of the United States) and AXA Network, LLC and
                       its subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 333-178750)
                       filed on October 16, 2014.

              (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1,
                       2000, by and between AXA Equitable Life Insurance
                       Company (formerly known as The Equitable Life Assurance
                       Society of the United States) and AXA Network, LLC and
                       its subsidiaries, incorporated herein by reference to
                       the Registration Statement on Form N-4 (File No.
                       333-202147), filed on September 9, 2015.

               (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to
                       General Agent Sales Agreement dated as of January 1,
                       2000, by and between AXA Equitable Life Insurance
                       Company (formerly known as The Equitable Life Assurance
                       Society of the United States) and AXA Network, LLC and
                       its subsidiaries, incorporated herein by reference to
                       this Registration Statement on Form N-4 (File No.
                       2-30070), filed on April 19, 2016.

                (d)(xv)Sixteenth Amendment dated as of May 1, 2016 to General
                       Agent Sales Agreement dated as of January 1, 2000, by
                       and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070),
                       filed on April 18, 2017.

               (d)(xvi)Seventeenth Amendment to General Agent Sales Agreement,
                       dated as of August 1, 2016, by and between AXA Equitable
                       Life Insurance Company, formerly known as The Equitable
                       Life Assurance Society of the United States, ("AXA
                       Equitable"), and AXA NETWORK, LLC, ("General Agent")
                       incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

              (d)(xvii)Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable
                       Life Insurance Company, formerly known as The Equitable
                       Life Assurance Society of the United States, ("AXA
                       Equitable"), and AXA NETWORK, LLC ("General Agent")
                       incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

                (e)    Form of Brokerage General Agent Sales Agreement with
                       Schedule and Amendment to Brokerage General Agent Sales
                       Agreement among [Brokerage General Agent] and AXA
                       Distributors, LLC, AXA Distributors Insurance Agency,
                       LLC, AXA Distributors Insurance Agency of Alabama, LLC,
                       and AXA Distributors Insurance Agency of Massachusetts,
                       LLC, incorporated herein by reference to Exhibit
                       No. 3.(i) to Registration Statement (File No. 333-05593)
                       on Form N-4, filed on April 20, 2005.

                (f)    Form of Wholesale Broker-Dealer Supervisory and Sales
                       Agreement among [Broker-Dealer] and AXA Distributors,
                       LLC, incorporated herein by reference to Exhibit No.
                       3.(j) to Registration Statement (File No. 333-05593) on
                       Form N-4, filed on April 20, 2005.

         4.     Contracts. (Including Riders and Endorsements)

                (a)    Form of Group Annuity Contract No. 1050-94IC,
                       incorporated herein by reference to Exhibit No. 4(f) to
                       Registration Statement No. 2-30070 originally filed on
                       April 24, 1995, refiled electronically on July 10, 1998.

                (b)    Forms of Group Annuity Certificate Nos. 94ICA and 94ICB,
                       incorporated herein by reference to Exhibit No. 4(g) to
                       Registration Statement No. 2-30070 originally filed on
                       April 24, 1995, refiled electronically on July 10, 1998.

                (c)    Forms of Endorsement nos. 94ENIRAI, 94 ENNQI and
                       94ENMVAI to contract no. 1050-94IC, incorporated herein
                       by reference to Exhibit No. 4(h) to Registration
                       Statement No. 2-30070 originally filed on April 24,
                       1995, refiled electronically on July 10, 1998.

                (d)    Form of Supplementary Contract No. SC96MDSB,
                       incorporated herein by reference to Exhibit No. 4(j) to
                       Registration Statement No. 2-30070 filed on April 26,
                       1996.

                (e)    Form of Endorsement for Standard Roth IRA Certificates,
                       incorporated herein by reference to Exhibit 4(n) to
                       Registration Statement on Form N-4. File No. 2-30070
                       filed June 9, 1998.

                (f)    Form of Endorsement (No. 98ENIRAI) Applicable to IRA
                       Certificates, incorporated herein by reference to
                       Exhibit No. 4(q) to Registration Statement File No.
                       2-30070, filed May 4, 1999.

                (g)    Form of Guaranteed Death Benefit Rider, Form No. 99GDB,
                       previously filed with this Registration Statement File
                       No. 333-81501 on June 23, 1999.

                                      C-3

                (h)    Form of EQUI-VEST Data Pages, Form No. 94ICA/B(8/99),
                       previously filed with this Registration Statement File
                       No. 333-81501 on June 23, 1999.

                (i)    Form of Beneficiary Continuation Option (Form No. 2000
                       ENIRA-BCO) to be used with certain certificates,
                       previously filed with this Registration Statement File
                       No. 333-81501 on April 26, 2000.

                (j)    Form of Endorsement (No. 2001ENJONQ) applicable to
                       Non-Qualified Certificates previously filed with this
                       Registration Statement File No. 333-81501 on April 25,
                       2001.

                (k)    Form of data pages for IRA Takeover Beneficiary
                       Continuation Option, Form No. 2002 IRATOBCO-EV,
                       incorporated herein by reference to Exhibit No. 4.(j) to
                       Registration Statement File No. 333-81393 on Form N-4
                       filed on April 17, 2003.

                (l)    Form of Endorsement for Traditional IRA Takeover
                       Beneficiary Continuation Option, Form No. 2002 IRATOBCO,
                       incorporated herein by reference to Exhibit No. 4.(k) to
                       Registration Statement File No. 333-81393 on Form N-4
                       filed on April 17, 2003.

                (m)    Form of Endorsement for ROTH IRA Takeover Beneficiary
                       Continuation Option, Form No. 2002 ROTHTOBCO,
                       incorporated herein by reference to Exhibit No. 4(l) to
                       Registration Statement File No. 333-81393 on Form N-4
                       filed on April 17, 2003.

                (n)    Form of Endorsement Applicable to Non-Qualified
                       (in-force) Contract/Certificates with Beneficiary
                       Continuation Option, Form No. 2002NQBCO, incorporated
                       herein by reference to Exhibit No. 4.(m) to Registration
                       Statement File No. 333-81393 on Form N-4 filed on
                       April 17, 2003.

                (o)    Form of Endorsement for All Series Contracts,
                       No. 2003GIARATE, incorporated herein by reference to
                       Exhibit No. 4(e)(e) to Registration Statement File
                       No. 2-30070 on Form N-4, filed on April 19, 2004.

                (p)    Form of Endorsement for 403(b) arrangement TSA Roth
                       Elective Deferral incorporated herein by reference to
                       Exhibit 4.(w)(w) to Registration Statement on Form N-4,
                       (File No. 2-30070) filed on April 21, 2006.

                (q)    2006 Form of Conversion Endorsement to EQUI-VEST At
                       Retirement is incorporated herein by reference to
                       Exhibit 4.(x)(x) to the Registration Statement on Form
                       N-4 (File No. 2-30070), filed on April 24, 2007.

                (r)    Form of Flexible Premium Fixed and Variable Deferred
                       Annuity Certificate (Form 2007EVBASEGA), incorporated
                       herein by reference to Exhibit (4)(p) to Registration
                       Statement File No. 333-81393 on Form N-4, filed on
                       April 21, 2008.

                (s)    Form of Flexible Premium Fixed and Variable Deferred
                       Annuity Contract (Form 2007EVBASEA), incorporated herein
                       by reference to Exhibit (4)(q) to Registration Statement
                       File No. 333-81393 on Form N-4, filed on April 21, 2008.

                (t)    Form of Endorsement for Charitable Remainder Trusts
                       (Form 2007CRT), incorporated herein by reference to
                       Exhibit (4)(r) to Registration Statement File No.
                       333-81393 on Form N-4, filed on April 21, 2008.

                                      C-4

                (u)    Form of Endorsement Applicable to Death Benefits (Civil
                       Union Status) (Form 2008CU), incorporated herein by
                       reference to Exhibit (4)(s) to Registration Statement
                       File No. 333-81393 on Form N-4, filed on April 21, 2008.

                (v)    Form of Roth Conversion Rider (Form 2007ROTHCV),
                       incorporated herein by reference to Exhibit (4)(t) to
                       Registration Statement File No. 333-81393 on Form N-4,
                       filed on April 21, 2008.

                (w)    Form of Data Pages for Group Certificate (Form
                       2007DP801), previously filed with this registration
                       statement File No. 333-81501, on April 21, 2008.

                (x)    Form of Data Pages for Individual Contract (Form
                       2007DP801), previously filed with this registration
                       statement File No. 333-81501, on April 21, 2008.

                (y)    Form of Guaranteed Death Benefit Rider (Form 2007GDB),
                       incorporated herein by reference to Exhibit (4)(w) to
                       Registration Statement File No. 333-81393 on Form N-4,
                       filed on April 21, 2008.

                (z)    Form of Endorsement Applicable to Inherited IRA
                       Contracts (Form 2007INHIRA), incorporated herein by
                       reference to Exhibit (4)(x) to Registration Statement
                       File No. 333-81393 on Form N-4, filed on April 21, 2008.

                (aa)   Form of Endorsement Applicable to Inherited Roth IRA
                       Contracts (Form 2007INHROTHIRA), incorporated herein by
                       reference to Exhibit (4)(y) to Registration Statement
                       File No. 333-81393 on Form N-4, filed on April 21, 2008.

                (bb)   Form of Endorsement Applicable to IRA Contracts (Form
                       2007IRA), incorporated herein by reference to Exhibit
                       (4)(z) to Registration Statement File No. 333-81393 on
                       Form N-4, filed on April 21, 2008.

                (cc)   Form of Endorsement Applicable to Roth IRA Contracts
                       (Form 2007ROTHIRA), incorporated herein by reference to
                       Exhibit (4)(aa) to Registration Statement File No.
                       333-81393 on Form N-4, filed on April 21, 2008.

                (dd)   Form of Endorsement Applicable to Non-Qualified
                       Contracts (Form 2007NQ), incorporated herein by
                       reference to Exhibit (4)(bb) to Registration Statement
                       File No. 333-81393 on Form N-4, filed on April 21, 2008.

                (ee)   Form of Endorsement Applicable to Non-Qualified
                       Contracts for Joint Owners (Form 2007ENJONQ),
                       incorporated herein by reference to Exhibit (4)(cc) to
                       Registration Statement File No. 333-81393 on Form N-4,
                       filed on April 21, 2008.

         5.     Applications.

                (a)    Form of EQUI-VEST(SM) Tax-Deferred Variable Individual
                       Annuity Application Form No. 180-1009, previously filed
                       with this Registration Statement File No. 333-81501 on
                       June 23, 1999.

                (b)    Form of Application for EQUI-VEST Takeover Beneficiary
                       Continuation Option, Form No. 180-3000BCO, incorporated
                       herein by reference to Exhibit No. 5(b) to Registration
                       Statement File No. 333-81393 on Form N-4 filed on
                       April 17, 2003.

                                      C-5

                (c)    Form of EQUI-VEST Deferred Variable Annuity Application
                       for Inherited IRA Contracts (Form 180-3801 BCO),
                       incorporated herein by reference to Exhibit (5)(c) to
                       Registration Statement File No. 333-81393 on Form N-4,
                       filed on April 21, 2008.

                (d)    Form of EQUI-VEST Deferred Variable Annuity Application
                       for IRA and NQ Contracts (Form 180-3800), incorporated
                       herein by reference to Registration Statement File
                       No. 333-81393 on Form N-4, filed on April 21, 2008.

         6.     Depositor's Certificate of Incorporation And By-Laws.

                (a)    Restated Charter of AXA Equitable, as amended August 31,
                       2010, incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-05593), filed
                       April 24, 2012.

                (b)    By-Laws of AXA Equitable, as amended September 7, 2004,
                       incorporated herein by reference to Registration
                       Statement on Form N-4, (File No. 333-05593), filed on
                       April 20, 2006.

         7.     Reinsurance Contracts. Not Applicable.

                Form of Reinsurance Agreement between Reinsurance Company and
                The Equitable Life Assurance Society of the United States
                previously filed with this Registration Statement File No.
                333-81501 on April 25, 2001.

         8.     Participation Agreements.

                (a)    Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable Life Insurance Company
                       ("AXA Equitable"), AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 is incorporated herein by
                       reference to Post-Effective Amendment No. 25 to the EQ
                       Advisor's Trust Registration Statement on Form N-1A
                       (File No. 333-17217 and 811-07953), filed on February 7,
                       2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 28 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 35 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 35 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 37 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors, LLC and
                       AXA Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 44 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 51 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 53 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 56 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 61 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 64 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 67 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors, LLC and
                       AXA Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 70 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 77 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors, LLC and
                       AXA Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 77 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 84 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on August 17, 2011.

               (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable and AXA Distributors, LLC, dated
                       July 15,2002 incorporated herein by reference to
                       Post-Effective Amendment No. 96 to the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on February 7, 2012.

              (a)(b)(i)Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA
                       Distributors, LLC, dated May 23, 2012, incorporated
                       herein by reference to EQ Advisors Trust Registration
                       Statement on Form N-1A (File No. 333-17217) filed on
                       July 22, 2013.

             (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                       Amended and Restated Participation Agreement among the
                       Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC,
                       dated May 23, 2012, incorporated herein by reference to
                       EQ Advisors Trust Registration Statement on Form N-1A
                       (File No. 333-17217) filed on July 22, 2013.

            (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                       Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA
                       Distributors, LLC, dated May 23, 2012, incorporated
                       herein by reference to EQ Advisors Trust Registration
                       Statement on Form N-1A (File No. 333-17217) filed on
                       July 22, 2013.

             (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                       No. 3"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No. 333-17217)
                       filed on April 30, 2014.

              (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                       No. 4"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No. 333-17217)
                       filed on April 30, 2014.

             (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                       No. 5"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties") "),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No. 333-17217)
                       filed on February 5, 2015.

            (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                       No. 6"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No. 333-17217)
                       filed on April 17, 2015.

           (a)(b)(viii)Amendment No. 7 dated as of December 21, 2015
                       ("Amendment No. 7"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties")
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form 485(a) (File No.
                       333-17217) filed on February 11, 2016.

             (a)(b)(ix)Amendment No. 8 dated as of December 9, 2016 ("Amendment
                       No. 8"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties")
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form 485(a) (File
                       No. 333-17217) filed on January 31, 2017.

              (a)(b)(x)Amendment No. 9 dated as of May 1, 2017 ("Amendment No.
                       9") to the Second Amended and Restated Participation
                       Agreement, dated as of May 23, 2012, as amended
                       ("Agreement") by and among EQ Advisors Trust ("Trust"),
                       AXA Equitable Life Insurance Company, AXA Equitable
                       Funds Management Group, LLC and AXA Distributors, LLC
                       (collectively, the "Parties"), incorporated herein by
                       reference to EQ Advisors Trust Registration Statement on
                       Form N-1A (File No. 333-17217), filed on April 28, 2017.

             (a)(b)(xi)Amendment No. 10 dated as of November 1, 2017
                       ("Amendment No. 10") to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement") by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No.
                       333-17217), filed on October 27, 2017.

                (b)    Participation Agreement among AXA Premier VIP Trust, AXA
                       Equitable, AXA Advisors, AXA Distributors, LLC and EDI
                       dated as of December 3, 2001 incorporated herein by
                       reference to Pre-Effective Amendment No. 1 to AXA
                       Premier VIP Trust Registration Statement (File No.
                       333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA
                       Equitable, AXA Advisors, AXA Distributors, LLC and EDI
                       dated as of December 3, 2001 incorporated herein by
                       reference to Post-Effective Amendment No. 6 to AXA
                       Premier VIP Trust Registration Statement (File No.
                       333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA
                       Equitable, AXA Advisors, AXA Distributors, LLC and EDI
                       dated as of December 3, 2001 incorporated herein by
                       reference to Post-Effective Amendment No. 16 to AXA
                       Premier VIP Trust Registration Statement (File No.
                       333-70754) on Form N-1A filed on June 1, 2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA
                       Equitable, AXA Advisors, AXA Distributors, LLC and EDI
                       dated as of December 3, 2001 incorporated herein by
                       reference to Post-Effective Amendment No. 20 to AXA
                       Premier VIP Trust Registration Statement (File No.
                       333-70754) on Form N-1A filed on February 5, 2008.

                (b)(iv)Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA Distributors,
                       LLC, dated as of May 23, 2012, incorporated herein by
                       reference to AXA Premier VIP Trust Registration
                       Statement on Form N-1/A (File No. 333-70754) filed on
                       July 22, 2013.

                (b)(v) Amendment No. 1 dated as of October 21, 2013, to the
                       Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA Distributors,
                       LLC, dated as of May 23, 2012, incorporated herein by
                       reference to AXA Premier VIP Trust Registration
                       Statement on Form N-1/A (File No. 333-70754) filed on
                       October 2, 2013.

                (b)(vi)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                       No. 2") to the Amended and Restated Participation
                       Agreement, dated as of May 23, 2012, as amended
                       ("Agreement") by and among AXA Premier VIP Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form N-1/A (File No.
                       333-70754) filed on January 12, 2015.

               (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                       No. 3") to the Amended and Restated Participation
                       Agreement, dated as of May 23, 2012, as amended
                       ("Agreement") by and among AXA Premier VIP Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form N-1/A (File No.
                       333-70754) filed on January 12, 2015.

              (b)(viii)Amendment No. 4, dated as of December 10, 2014
                       ("Amendment No. 4"), to the Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among AXA Premier VIP
                       Trust ("Trust"), AXA Equitable Life Insurance Company,
                       AXA Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form N-1/A (File No.
                       333-70754) filed on January 12, 2015.

                (b)(ix)Amendment No. 5 dated as of September 26, 2015
                       ("Amendment No. 5"), to the Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among AXA Premier VIP
                       Trust ("Trust"), AXA Equitable Life Insurance Company,
                       AXA Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties")
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form 485(a) (File No.
                       333-17217) filed on January 31, 2017.

                                      C-6

                (c)    Participation Agreement by and Among AIM Variable
                       Insurance Funds, A I M Distributors, Inc., AXA Equitable
                       Life Insurance Company, on behalf of itself and its
                       Separate Accounts, AXA Advisors, LLC, and AXA
                       Distributors, LLC, dated July 1, 2005, incorporated
                       herein by reference to the Registration Statement on
                       Form N-4 (File No. 333-160951) filed on November 16,
                       2009.

                (c)(i) Amendment No. 1 effective October 15, 2009 among AIM
                       Variable Insurance Funds, AIM Distributors, Inc., AXA
                       Equitable Life Insurance Company, on behalf of its
                       Separate Accounts, AXA Advisors, LLC and AXA
                       Distributors, LLC, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070)
                       filed on April 24, 2012.

                (c)(ii)Amendment No. 2, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and
                       among AIM Variable Insurance Funds, Invesco Aim
                       Distributors, Inc., AXA Equitable Life Insurance
                       Company, on behalf of itself and each of its segregated
                       asset accounts, and AXA Advisors, LLC and AXA
                       Distributors, LLC, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070)
                       filed on April 21, 2015.

               (c)(iii)Amendment No. 3, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and
                       among AIM Variable Insurance Funds, Invesco Aim
                       Distributors, Inc., AXA Equitable Life Insurance
                       Company, on behalf of itself and each of its segregated
                       asset accounts; and AXA Advisors, LLC and AXA
                       Distributors, LLC, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070)
                       filed on April 21, 2015.

                (c)(iv)Amendment No. 4, effective May 1, 2012, to the
                       Participation Agreement dated July 1, 2005, among AIM
                       Variable Insurance Funds, Invesco Distributors, Inc.,
                       AXA Equitable Life Insurance Company, on behalf of
                       itself and each of its segregated asset accounts; AXA
                       Advisors LLC and AXA Distributors, LLC, incorporated
                       herein by reference to Registration Statement on Form
                       N-4 (File No. 333-178750) filed on April 25, 2012.

                (c)(v) Amendment No. 5, dated as of October 1, 2014, to the
                       Participation Agreement dated July 1, 2005, by and among
                       AIM Variable Insurance Funds Invesco Distributors, Inc.,
                       AXA Equitable Life Insurance Company, a New York life
                       insurance company, on behalf of itself and each of its
                       segregated asset accounts; and AXA Advisors, LLC and AXA
                       Distributors, LLC, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 333-202149)
                       filed on February 18, 2015.

                (d)    Amended and Restated Participation Agreement dated April
                       16, 2010 among Variable Insurance Products Funds,
                       Fidelity Distributors Corporation, and AXA Equitable
                       Life Insurance Company, incorporated herein by reference
                       to the Registration Statement on Form N-4 (File
                       No. 2-30070) filed on April 24, 2012.

                (e)    Fund Participation Agreement among AXA Equitable Life
                       Insurance Company, Goldman Sachs Variable Insurance
                       Trust, Goldman Sachs Asset Management, L.P., and
                       Goldman, Sachs & Co., dated October 20, 2009,
                       incorporated herein by reference to the Registration
                       Statement on Form N-4 (File No. 333-178750) filed on
                       December 23, 2011.

                (f)    Fund Participation Agreement dated October 23, 2009
                       among AXA Equitable Life Insurance Company, Ivy Funds
                       Variable Insurance Portfolios and Waddell & Reed, Inc.,
                       incorporated herein by reference to the Registration
                       Statement on Form N-4 (File No. 333-178750) filed on
                       December 23, 2011.

                (f)(i) Amendment No. 1 dated April 1, 2010 to the Participation
                       Agreement dated October 23, 2009 among Waddell & Reed,
                       Inc., Ivy Funds Variable Insurance Portfolios and AXA
                       Equitable Life Insurance Company incorporated herein by
                       reference to Registration Statement on Form N-4 (File
                       No. 2-30070) filed on April 18, 2017.

                (f)(ii)Amendment No. 2 dated May 1, 2012 to the Participation
                       Agreement dated October 23, 2009 among Waddell & Reed,
                       Inc., Ivy Funds Variable Insurance Portfolios, MONY Life
                       Insurance Company, MONY Life Insurance Company of
                       America and AXA Equitable Life Insurance Company
                       incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-178750) filed on
                       April 25, 2012.

               (f)(iii)Amendment No. 3 dated September 5, 2013 to the
                       Participation Agreement dated October 23, 2009 among
                       Waddell & Reed, Inc., Ivy Funds Variable Insurance
                       Portfolios, MONY Life Insurance Company, MONY Life
                       Insurance Company of America and AXA Equitable Life
                       Insurance Company incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070)
                       filed on April 18, 2017.

                (f)(iv)Amendment No. 4 dated October 14, 2013 to the
                       Participation Agreement dated October 23, 2009 among
                       Waddell & Reed, Inc., Ivy Funds Variable Insurance
                       Portfolios, MONY Life Insurance Company of America and
                       AXA Equitable Life Insurance Company incorporated herein
                       by reference to Registration Statement on Form N-4 (File
                       No. 2-30070) filed on April 18, 2017.

                (f)(v) Amendment No. 5 dated October 1, 2016 to the
                       Participation Agreement dated October 23, 2009 among
                       Waddell & Reed, Inc., Ivy Funds Variable Insurance
                       Portfolios, MONY Life Insurance Company of America and
                       AXA Equitable Life Insurance Company incorporated herein
                       by reference to Registration Statement on Form N-4 (File
                       No. 2-30070) filed on April 18, 2017.

                (g)    Fund Participation Agreement among AXA Equitable Life
                       Insurance Company, Lazard Retirement Series, Inc., and
                       Lazard Asset Management Securities LLC, incorporated
                       herein by reference to the Registration Statement on
                       Form N-4 (File No. 333-178750) filed on December 23,
                       2011.

                (h)    Participation Agreement among MFS Variable Insurance
                       Trust, Equitable Life Assurance Society of the United
                       States, and Massachusetts Financial Service Company,
                       dated July 18, 2002, incorporated herein by reference to
                       the Registration Statement on Form N-4 (File No.
                       333-160951) filed on November 16, 2009.

                (i)    Participation Agreement among Van Eck Worldwide
                       Insurance Trust, Van Eck Securities Corporation, Van Eck
                       Associates Corporation and MONY Life Insurance Company,
                       dated August 7, 2000, incorporated herein by reference
                       to the Registration Statement on Form N-4 (File
                       No. 333-178750) filed on December 23, 2011.

                (i)(i) Amendment No. 1 dated October 13, 2009 to the
                       Participation Agreement, (the "Agreement") dated
                       August 7, 2000 by and among MONY Life Insurance Company,
                       Van Eck Worldwide Insurance Trust, Van Eck Securities
                       Corporation and Van Eck Associates Corporation
                       (collectively, the "Parties") adding AXA Equitable
                       Insurance Company as a Party to the Agreement,
                       incorporated by reference to the Registration Statement
                       on Form N-4 (File No. 333-178750) filed on December 23,
                       2011.

               (i)(iii)Participation Agreement dated October 1, 2013 among
                       Van Eck Securities Corporation, Van Eck Associates
                       Corporation, Van Eck VIP Trust and AXA Equitable Life
                       Insurance Company incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070)
                       filed on April 18, 2017.

                (i)(iv)Amendment No. 1 dated October 28, 2016 to the
                       Participation Agreement dated October 1, 2013 among
                       Van Eck Securities Corporation, Van Eck Associates
                       Corporation, VanEck VIP Trust and AXA Equitable Life
                       Insurance Company incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070)
                       filed on April 18, 2017.

                (j)    Participation and Service Agreement among AXA Equitable
                       Life Insurance Company and American Funds Distributors,
                       Inc., American Funds Service Company, Capital Research
                       and Management Company and the American Funds Insurance
                       Series (collectively the "Funds"), dated January 2,
                       2013, incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 2-30070) filed on
                       April 23, 2013.

                                      C-7

         9.     Legal Opinion.

                       Opinion and Consent of Shane Daly, Esq., Vice President
                       and Associate General Counsel of AXA Equitable, as to
                       the legality of the securities being registered, filed
                       herewith.

         10.    Other Opinions.

                (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

                                      C-8

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Gerald Harlin                  Director
AXA
21, Avenue Matignon
75008 Paris, France

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Bertrand Poupart-Lafarge       Director
5 Old Broad Street
London EC2N 1AD
United Kingdom

Karima Silvent                 Director
AXA
25, Avenue Matignon
75008 Paris, France

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

                                      C-9

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director, Secretary and
                               General Counsel

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Managing Director and Chief Human
                               Resources Officer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Managing Director and Chief Information Officer

*Andrea M. Nitzan              Managing Director, Chief Accounting Officer and
                               Controller

*Brian Winikoff                Senior Executive Director and Head of U.S.
                               Life, Retirement and Wealth Management

*Andrienne Johnson             Managing Director and
                               Chief Transformation Officer

*Kevin Molloy                  Managing Director and Investor Relations Officer

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*Kathryn Ferrero               Managing Director and Chief Marketing Officer

*David Karr                    Managing Director

*Dominique Baede               Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Patricia Louie                Managing Director and Associate General Counsel

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Prabha ("Mary") Ng            Managing Director

*Christine Nigro               Managing Director

*James O'Boyle                 Managing Director

*Robin Raju                    Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*John Rivett                   Managing Director

*Pamela Rosado                 Managing Director and Associate General Counsel

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Holklister-Share       Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Lead Director and Treasurer

                                     C-10

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

                 Separate Account A of AXA Equitable Life Insurance Company
(the "Separate Account") is a separate account of AXA Equitable Life Insurance
Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc.
(the "Holding Company").

                 Prior to May 14, 2018, Holdings was a direct wholly-owned
subsidiary of AXA S.A. ("AXA"). On May 14, 2018, Holdings completed an initial public offering in which AXA sold a minority stake to the public.

                 AXA is able to exercise significant influence over the
operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                 (a) The 2016/2017 AXA Group Organizational Charts are
incorporated herein by reference to Exhibit 26(a) to Registration Statement
(File No. 333-216084) on Form N-4, filed August 25, 2017.

                 (b) AXA Equitable Holdings, Inc. - Subsidiary Organization
Chart: Q1-2018 is incorporated herein by reference to Exhibit 26(b) to
Registration Statement (File No. 2-30070) on Form N-4 filed April 17, 2018.

                                     C-11

Item 27. Number of Contractowners

              As of July 31, 2018, there were 29,344 Qualified Contract Owners and 5,237 Non-Qualified Contract Owners of the EQUI-VEST 800 and 801 Series
contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)  Indemnification of Directors and Officers

              The by-laws of AXA Equitable Life Insurance Company ("AXA
Equitable") provide, in Article VII, as follows:

         7.4  Indemnification of Directors, Officers and Employees.

                   (a)  To the extent permitted by the law of the State of New
                        York and subject to all applicable requirements thereof:

                         (i)  Any person made or threatened to be made a party
                              to any action or proceeding, whether civil or
                              criminal, by reason of the fact that he or she,
                              or his or her testator or intestate is or was a
                              director, officer or employee of the Company
                              shall be indemnified by the Company;

                         (ii) any person made or threatened to be made a party
                              to any action or proceeding, whether civil or
                              criminal, by reason of the fact that he or she,
                              or his or her testator or intestate serves or
                              served any other organization in any capacity at
                              the request of the Company may be indemnified by
                              the Company; and

                         (iii)the related expenses of any such person in any of
                              said categories may be advanced by the Company.

                   (b)  To the extent permitted by the law of the State of New
                        York, the Company may provide for further
                        indemnification or advancement of expenses by
                        resolution of shareholders of the Company or the Board
                        of Directors, by amendment of these By-Laws, or by
                        agreement. (Business Corporation Law ss.ss. 721-726;
                        Insurance Law ss.1216)

              The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance
Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World
Assurance Company, Ltd.), Aspen Bermuda XS, and ARGO Re Ltd. The annual limit on such policies is $155 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriters

              To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA
Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c)  Undertaking

              Insofar as indemnification for liability arising under the
Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                     C-12

Item 29. Principal Underwriters

              (a) AXA Advisors, LLC and AXA Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A and FP of AXA Equitable, EQ
Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Accounts
A, K and L. In addition, AXA Advisors is the principal underwriter of AXA
Equitable's Separate Accounts 45, 301 and I.

              (b) Set forth below is certain information regarding the
directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Mary Jean Bonadonna               Vice President and Chief Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

*James O'Boyle                     Senior Vice President

*Gerald J. Carroll                 Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricarsdi                Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Vice President

*Christian Cannon                  Assistant Vice President and Counsel

*David G. Rogers                   Vice President

*Samuel Schwartz                   Vice President

*Ruth Shorter                      Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

                                     C-13

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 -------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board, Chief
                                   Executive Officer and Chief Retirement
                                   Savings Officer

*Ronald Herrmann                   Senior Vice President and Director

*Michael B. Healy                  Executive Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Gerald J. Carroll                 Vice President

*Matthew Drummond                  Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Gass                   Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*James S. O'Connor                 Vice President

*Matthew A. Schirripa              Vice President

*Samuel Schwartz                   Vice President

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Jonathan Zales                    Vice President

*Stephen Scanlon                   Director and Senior Vice President

*Prabha ("Mary") Ng                Senior Vice President and Chief Information
                                   Security Officer

*Edward Rosenblatt                 Vice President and General Counsel

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

* Principal Business Address:
1290 Avenue of the Americas, NY, NY 10140

              (c) The information under "Distribution of the Contracts" in the
Prospectus and Statement of Additional Information forming a part of this
Registration Statement is incorporated herein by reference.

                                     C-14

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York
10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus,
NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, MO 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a)  to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited
              financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b)  to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a
              Statement of Additional Information;

         (c)  to deliver any Statement of Additional Information and any financial statements required to be made available under this
              Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates.

                                     C-15

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant certifies that it meets the requirements of Securities
Act Rule 485(b) for effectiveness of this Amendment to the Registration
Statement, and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 15th day of
August, 2018.

                                   SEPARATE ACCOUNT A OF
                                   AXA EQUITABLE LIFE INSURANCE COMPANY
                                                   (Registrant)

                                   By:  AXA Equitable Life Insurance Company
                                                   (Depositor)

                                   By:  /s/ Shane Daly
                                        ----------------------------------------
                                        Shane Daly
                                        Vice President and Associate General
                                        Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of
New York, on this 15th day of August, 2018.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of
1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Managing Director, Chief Accounting Officer and
                               Controller

*DIRECTORS:

Daniel G. Kaye     Bertrand Poupart-Lafarge
Kristi A. Matus    Karima Silvent
Mark Pearson       Charles G.T. Stonehill

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      August 15, 2018

                                 EXHIBIT INDEX

EXHIBIT NO.                                                    TAG VALUE
-----------                                                    ---------

    9       Opinion and Consent of Counsel                     EX-99.9

    10(a)   Consent of PricewaterhouseCoopers LLP              EX-99.10a

    10(b)   Powers of Attorney                                 EX-99.10b